SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of future minimum sublease rental income) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 5,668
2019	150
2020	21
2021	1
2022 and thereafter
Total	$ 5,840